Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Schedule of Product Warranties

	Yen (millions)
	2011	2010
Balance at beginning of year	51,306	41,478
Change in consolidated subsidiaries	—	4,253
Liabilities accrued for warranties issued during the period	47,644	51,704
Warranty claims paid during the period	(35,885)	(45,489)
Changes in liabilities for pre-existing warranties during the period, including expirations	(7,761)	(640)

Balance at end of year	55,304	51,306